TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

23.TRANSACTIONS WITH RELATED PARTIES

The principal related parties with which the Group had significant transactions during the years ended December 31, 2024, 2023 and 2022 presented are as follows:

Related parties	Relationship with the Company
Pham Nhat Vuong	Managing Director and CEO
Vingroup JSC	Ultimate Parent
VIG	Shareholder
Asian Star Trading & Investment Pte. Ltd. (“Asian Star”)	Shareholder
Vinbus Ecology Transport Services Limited Liability Company (“Vinbus Ecology LLC”)	Entity under common control
Vincom Retail JSC	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vincom Retail Operation Company Limited (“Vincom Retail Operation LLC”)	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vincom Retail Landmark 81 Company Limited (“Vincom Retail Landmark 81 LLC”)	Associate of the Ultimate Parent Company (Entity under common control until March 30, 2024)
Vinhomes Industrial Zone Investment JSC (“VHIZ JSC”)	Entity under common control
Vinhomes Hai Phong Industrial Zone Investment JSC (“VHIZ Hai Phong JSC”)	Entity under common control
Vinhomes JSC	Entity under common control
Vinpearl JSC	Entity under common control
Vinsmart Research and Manufacture JSC (“Vinsmart JSC”)	Entity under common control
VinFast Lithium Battery Pack Limited Liability Company (“VinFast Lithium Battery Pack LLC”)	Entity under common control (Associate of the Ultimate Parent Company until July 2023)
Thai Son Construction Investment JSC	Entity under common control
Green and Smart Mobility Joint Stock Company (“GSM JSC”)	Entity under common control
PT XanhSM Green and Smart Mobility Indonesia (“PT Xanh SM Indo”)	Entity under common control
Ecology Development and Investment Joint Stock Company (“Ecology JSC”)	Entity under common control
Suoi Hoa Urban Development and Investment Joint Stock Company (“Suoi Hoa JSC”)	Entity under common control
VinCSS Internet Security Services Joint Stock Company (“VinCSS JSC”)	Entity under common control
VinITIS Transmission Infrastructure and Information Technology Solution (“VinITIS JSC”)	Entity under common control
Green City Development Joint Stock Company (“Green City Development JSC”)	Entity under common control
Vinmec Joint Stock Company (“Vinmec JSC”)	Entity under common control
Metropolis Ha Noi Joint Stock Company (“Metropolis Ha Noi JSC”)	Entity under common control
V-Green Global Charging Stations Development Joint Stock Company (“V-Green JSC”)	Entity under common control

23.TRANSACTIONS WITH RELATED PARTIES (continued)

Significant transactions with related parties during the year ended December 31, 2024, 2023 and 2022 were as follows:

		For the year ended December 31,
		2022	2023	2024	2024
Related party	Transactions	VND million	VND million	VND million	USD
Vingroup JSC	Borrowings	65,338,768	91,531,622	60,854,614	2,500,703,267
	Borrowings (converted from interest payable)	2,625,845	—	2,792,567	114,755,167
	Interest expense	2,808,526	4,341,287	8,014,773	329,351,675
	Capital contribution by offsetting against borrowings	45,733,714	1,173,000	20,000,000	821,861,516
	Capital contribution receipt in cash	6,163,392	765,000	—	—
	Capital contribution by offsetting against P-notes	25,782,160	—	—	—
	Issuance of DPS	13,995,359	—	—	—
	Cash received from selling car vouchers	700,150	—	—	—
	Loan receivables	285,000	31,708	—	—
	Interest receivables	68,576	1,335	—	—
	Vingroup guarantee for VinFast’s payment obligations	(i)	(i)	(i)	(i)

Asian Star	Borrowings	94,920	—	—	—
	Capital contribution receipt in cash	47,569	—	—	—
	Sponsorship contribution - accounted for as deemed contribution	—	1,667,786	—	—

VIG	Consideration receivable from disposal of ICE assets which was used to offset against P-notes	24,208,340	—	—	—
	Consideration receivable from disposal of ICE assets which was used to offset against debts related to lease back ICE assets	1,148,215	—	—	—
	Cash received for disposal of ICE assets (inclusive of VAT receivable)	2,000,000	—	1,642,444	67,493,076
	Capital contribution receipt in cash	106,168	—	—	—
	Sponsorship contribution - accounted for as deemed contribution	—	—	74,904	3,078,036

23.TRANSACTIONS WITH RELATED PARTIES (continued)

Significant transactions with related parties during the year ended December 31, 2024, 2023 and 2022 were as follows (continued):

		For the year ended December 31,
		2022	2023	2024	2024
Related party	Transaction	VND million	VND million	VND million	USD
Pham Nhat Vuong	Sponsorship contribution - accounted for as deemed contribution	350,000	22,795,472	8,277,310	340,140,127
	Deemed contribution from owner to VinFast’s customers (ii)	—	—	5,900,755	242,480,173
	VinES transactions	(iii)	(iii)	(iii)	(iii)

Vinhomes JSC	Cash received from selling car and e-scooter vouchers	5,345,953	—	—	—
	Sale of vehicles	—	—	1,613,572	66,306,637
	Sale of smart devices	1,933	136,773	5,681	233,450
	Service fee	95,811	68,002	82,934	3,408,013

Vinpearl JSC	Borrowing	500,000	—	—	—
	Interest receivable	77,711	331,394	2,071	85,104
	Purchase of hospitality vouchers	56,095	160,564	55,423	2,277,502
	Purchase of other services	99,224	96,026	126,523	5,199,219
	Advance to buy voucher	150,000	—	—	—
	Hotel service expenses	99,794	43,044	19,370	795,973
	Loan receivables	—	11,210,000	300,000	12,327,923
(i)	There are certain loans and borrowings of VinFast guaranteed by ultimate parent. Details are presented in Note 13.
(ii)	This represents the estimated amount to be paid directly by Mr. Pham to V-Green for the entire free charging period for all applicable sales up to December 31, 2024 under the free charging program in Vietnam (excluding the free charging programs that announced and committed by VinFast previously).
(iii)	Details are presented in Note 3.

23.TRANSACTIONS WITH RELATED PARTIES (continued)

Significant transactions with related parties during the year ended December 31, 2024, 2023 and 2022 were as follows (continued):

		For the year ended December 31,
		2022	2023	2024	2024
Related party	Transaction	VND million	VND million	VND million	USD
Vinsmart JSC	Purchase of fixed assets, tools, materials and goods	3,178,988	25,279	225,082	9,249,312
	Sponsorship contribution - accounted for as deemed contribution	—	—	12,000,000	493,116,910
VHIZ JSC	Contractual profit sharing under business investment and cooperation contract	56,000	—	—	—
	Interest expense	1,326,838	1,729,858	1,485,300	61,035,546
	Payment on behalf	377,921	171,750	1,580	64,927
VHIZ Hai Phong JSC (*)	Interest expense	—	—	283,217	11,638,258
Vincom Retail JSC	Borrowings	3,250,000	3,540,000	—	—
	Interest expense	54,547	42,262	—	—
Vincom Retail Operation LLC	Rental showrooms and charging stations	110,077	109,551	174,200	7,158,414
	Borrowings	4,570,000	6,920,000	2,130,000	87,528,251
	Interest expense	55,726	117,031	138,128	5,676,104
Suoi Hoa JSC	Borrowings	—	685,000	230,000	9,451,407
VinFast Lithium Battery Pack LLC	Purchase of assets, materials and tools	80,077	5,140	138,425	5,688,309
Vinbus Ecology LLC	Revenue from sale of electric buses	847,128	170,427	87,963	3,614,670
	Borrowings	—	—	18,474,000	759,153,483
	Interest expense	—	—	327,755	13,468,461
	Loan receivables	—	—	9,900,000	406,821,451
	Interest receivables	—	—	180,197	7,404,849
Ecology JSC	Revenue from sale of electric buses	46	254,902	21,545	885,350
GSM JSC	Revenue from sale of vehicles	—	18,557,705	9,852,019	404,849,764
	Other revenues	—	9,184	53,796	2,210,643
	Late payment penalty interest	—	143,856	245,817	10,101,377
PT Xanh SM Indo	Revenue from sale of vehicles	—	—	1,654,307	67,980,563
V-Green JSC	Revenue from business cooperation contracts	—	—	55,298	2,272,365
	Payment on behalf	—	—	398,554	16,377,810
	Charging subsidies	—	—	211,875	8,706,595
VinCSS JSC	Information technology service fee	73,421	94,196	61,353	2,521,183
VinITIS JSC	Information technology service fee	28,959	60,020	103,642	4,258,969
Vincom Retail Landmark 81 LLC	Borrowings	—	—	140,000	5,753,031
Thai Son Construction Investment JSC	Borrowings	—	7,500,000	—	—
	Interest expense	—	86,136	—	—
Green City Development JSC	Borrowings	—	5,720,000	—	—
	Interest expense	—	134,363	—	—
Vinmec JSC	Loan receivables	—	1,040,000	—	—
	Interest receivables	—	15,671	—	—
Metropolis Ha Noi JSC	Borrowings	1,725,000	—	—	—
(*)

In November 2024, VHIZ JSC split into VHIZ Hai Phong JSC, VHIZ Ha Tinh JSC and VHIZ JSC. Accordingly, VHIZ JSC transfer all rights and obligations under the factory leasing contract previously signed with the Company to VHIZ Hai Phong JSC.

23.TRANSACTIONS WITH RELATED PARTIES (continued)

Terms and conditions of transactions with related parties during the years

During the year ended December 31, 2024, 2023 and 2022, the Group sold/purchased goods and rendered/purchased services to/from related parties based on negotiated prices.

The sales to and purchases from related parties are made on terms agreed among parties. Outstanding balances at the year-end are unsecured and interest free (except for borrowings from related parties as disclosed in Note 23a and overdue receivables from related parties) and settlement occurs in cash or offsetting against debts. There has been no guarantee provided or received for any related party receivables or payables.

During the years ended December 31, 2024, 2023 and 2022, the Group has not made provision for doubtful debts relating to amounts due from related parties. This assessment is undertaken each financial period through the examination of the financial position of the related parties and the market in which the related parties operate.

Capital Funding Agreement

VinFast Vietnam, a subsidiary, has entered into the Capital Funding Agreement and the related amendment with Mr. Pham and Vingroup JSC, Asian Star, VIG (hereby called the Initial Shareholders) that provides a framework for us to receive up to VND60,000.0 billion (USD2,465.6 million), consisting of VND24,000.0 billion (USD986.2 million) in grants from Mr. Pham, directly or through the Asian Star and VIG, as well as up to VND24,000.0 billion (USD986.2 million) in loans and up to VND12,000.0 billion (USD493.1 million) in grants from Vingroup JSC through its subsidiary Vinsmart JSC by April 2024, in amounts to be mutually agreed, at such time as required by VinFast and subject to Mr. Pham and the Company’s Initial Shareholders having sufficient financial resources. These fundings have been completely disbursed to us until April 2024.

In November 2024, VinFast Vietnam, has entered into the Grant Agreement with Mr. Pham, Asian Star and VIG (“Grantors”) that provides a framework for us to additionally receive in cash or in kind value of up to VND50,000.00 billion, in amounts to be mutually agreed, at such time as required by VinFast and subject to financial capacity of Grantors at that time. As of December 2024, Mr. Pham disbursed an aggregate amount of VND5,000 billion (USD205.5 million) to VinFast in accordance with this Grant Agreement.

23.TRANSACTIONS WITH RELATED PARTIES (continued)

Capital Funding Agreement (continued)

Amounts due to and from related parties as of December 31, 2024 and 2023:

	As of December 31
	2023	2024	2024
	VND million	VND million	USD
Amounts due from related parties
Short-term advance to and receivables (Note 23b)	2,374,382	4,272,121	175,554,592
Long-term receivables	51,073	3,630	149,168
Total	2,425,455	4,275,751	175,703,760

Amounts due to related parties
Short-term payables to and borrowings from related parties	49,341,144	64,251,391	2,640,287,282
Short-term payables (Note 23b)	6,216,882	9,370,301	385,054,489
Short-term borrowings (Note 23a)	43,124,262	54,881,090	2,255,232,792
Long-term payables to related parties	19,682,747	42,095,740	1,729,843,435
Long-term payables (Note 23b)	17,297,050	18,142,459	745,529,443
Long-term borrowings (Note 23a)	2,385,697	23,953,281	984,313,992
Total	69,023,891	106,347,131	4,370,130,717

a)Detail of loans to and borrowings from related parties:

As of December 31, 2024:

		Interest rate
Related parties	VND million	per annum	Maturity date
Short-term borrowings from related parties
Vingroup JSC	54,840,302	From 5.2% to 12%	From February to December 2025
Vinpearl Australia Pty Ltd.	40,788	7%	From January to December 2025
Total	54,881,090
Long-term borrowings from a related party
Vingroup JSC	23,953,281	From 9.175% to 15%	From January 2026 to May 2028
Total	23,953,281

23.	TRANSACTIONS WITH RELATED PARTIES (continued)

a)Detail of loans to and borrowings from related parties: (continued)

As of December 31, 2023:

		Interest rate
Related parties	VND million	per annum	Maturity date
Short-term borrowings from related parties
Vingroup JSC	43,107,758	From 5.7% to 12%	From February 2024 to December 2024
Vinpearl Australia Pty Ltd.	16,504	7%	August 2024
Total	43,124,262
Long-term borrowings from a related party
Vingroup JSC	2,385,697	From 14.5% to 15%	August 2025 and September 2026
Total	2,385,697

b)Detail of other balance due from and due to related parties:

As of December 31, 2024:

Related parties	Transactions	VND million
Short-term advance to and receivables from related parties
GSM JSC	Receivable from sale of vehicles and deferred payment interest	2,343,282
PT Xanh SM Indo	Receivable from sale of vehicles	1,325,057
V-Green JSC	Receivable from sharing of business cooperation contact, payment on behalf and others	371,046
Others	Other advance and short-term receivables	232,736
Total		4,272,121
Short-term payables to related parties
VHIZ JSC	Payable for leaseback transaction and others	131,978
VHIZ Hai Phong JSC	Payable for leaseback transaction and others (*)	1,503,791
Vingroup JSC	Interest payables and others	5,918,690
Vinsmart JSC	Payable for purchasing of raw materials and assets	237,371
Vinhomes JSC	Advance received for car vouchers	338,169
	Other payables	155,420
Vinbus Ecology LLC	Interest payables and others	300,525
GSM JSC	Payable for purchasing of tools, supplies and assets and others	140,864
V-Green JSC	Payable for purchasing of services and subsidy of charging fee to customers	145,759
Others	Other payables	497,734
Total		9,370,301
Long-term payables to related parties
VHIZ Hai Phong JSC	Payables for leaseback transaction and others (*)	17,924,650
Vingroup JSC	Interest payables	217,809
Total		18,142,459

23.TRANSACTIONS WITH RELATED PARTIES (continued)

b)Detail of other balance due from and due to related parties (continued):

As of December 31, 2023:

Related parties	Transactions	VND million
Short-term advance to and receivables from related parties
GSM JSC	Receivable from sale of vehicles	1,819,845
Ecology JSC	Receivable from sale of electric buses	275,215
Vinhomes JSC	Receivable from sale of smart devices	87,735
Vinbus Ecology LLC	Receivable from sale of electric buses	75,010
VHIZ JSC	Payment on behalf and others	36,760
Others	Other advance and short-term receivables	79,817
Total		2,374,382
Short-term payables to related parties
VHIZ JSC	Payable for leaseback transaction and others (*)	1,286,358
Vingroup JSC	Interest payables and others	2,051,018
Vinsmart JSC	Payable for purchasing of raw materials and assets	115,232
Vinhomes JSC	Car vouchers which have not been redeemed	890,174
	Other payables	1,496,378
Vin3S JSC	Payable for purchasing of assets and services	59,009
Others	Other payables	318,713
Total		6,216,882
Long-term payables to related parties
VHIZ JSC	Payables for leaseback transaction and others (*)	16,827,686
Vingroup JSC	Interest payables	469,364
Total		17,297,050
(*)

In February 2022, VinFast Vietnam completed the transfer of the component projects (mainly include land and structures, factories and infrastructure associated on the land of the VinFast Automotive Manufacturing Complex project in Hai Phong) to VHIZ JSC. At the same time, VinFast Vietnam also signed a long-term lease contract (45 years) to lease back majority of the transferred assets (except for those in the Supplier Park) from VHIZ JSC (“the Leased-back assets”), to continue production activities of VinFast Vietnam. The Leased-back assets continue to be recognized as property, plant and equipment of the Group.